Material Accounting Policy Information - Schedule of Useful Lives of Satellites, Property and Other Equipment (Details)	12 Months Ended
Dec. 31, 2025
Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	1 year
Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	34 years
Orbital Slots [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	1 year
Orbital Slots [Member] | Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	34 years
Customer Relationships [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	20 years
Customer Relationships [Member] | Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	21 years
Concession Rights [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	3 years
Concession Rights [Member] | Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	15 years
Software [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	5 years
Patents [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Intangible Assets, useful lives	18 years
Satellites [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	3 years
Satellites [Member] | Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	15 years
Right-of-Use Assets [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	2 years
Right-of-Use Assets [Member] | Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	27 years
Antennas, Satellite Control and Communication Equipment [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	7 years
Antennas, Satellite Control and Communication Equipment [Member] | Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	20 years
Building, Equipment and Other [Member] | Bottom of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	3 years
Building, Equipment and Other [Member] | Top of Range [Member]
Schedule of Useful Lives of Satellites, Property and Equipment and Intangible Assets [Line Items]
Property and equipment, useful lives	27 years